Goodwill and Other Acquired Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Decrease in goodwill	$ 359,000
Impairment of goodwill		9,681,000
Title plant assets	$ 6,722,000	$ 6,722,000